OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
Supplement Dated October 18, 1996
to the Prospectus dated February 1, 1996

The Prospectus is amended as follows:

1.   The Supplement dated October 10, 1996 is replaced by this
     Supplement.

2. Effective October 10, 1996, the name of the Fund has been changed from "Oppenheimer Intermediate Tax-Exempt Fund" to "Oppenheimer Intermediate Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

3. Effective October 10, 1996, the name "Oppenheimer Tax-Exempt Fund" is changed to "Oppenheimer Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

4.   The first paragraph of the section captioned "Investment
     Objective and Policies - Investments in Taxable Securities and Temporary Defensive Investment Strategy" on page 12 is deleted and replaced with the following:

            Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging," below); and (iii) repurchase agreements (explained below).

October 18, 1996                                          PS0860.004

OPPENHEIMER INSURED MUNICIPAL FUND
Supplement Dated October 18, 1996
to the Prospectus dated February 1, 1996

The Prospectus is amended as follows:

1.   The Supplement dated October 10, 1996 is replaced by this
     Supplement.

2. Effective October 10, 1996, the name of the Fund has been changed from "Oppenheimer Insured Tax-Exempt Fund" to "Oppenheimer Insured Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

3. Effective October 10, 1996, the name "Oppenheimer Tax-Exempt Fund" is changed to "Oppenheimer Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

4.   The first paragraph of the section captioned "Investment
     Objective and Policies - Investments in Taxable Securities and Temporary Defensive Investment Strategy" on page 12 is deleted and replaced with the following:

            Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging," below); and (iii) repurchase agreements (explained below).

October 18, 1996                                         PS0865.005

OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
            (formerly Oppenheimer Intermediate Tax-Exempt Fund)
                     Supplement dated October 18, 1996
                 to the Prospectus dated February 1, 1996


     The second paragraph in the section captioned "Class A
Contingent Deferred Sales Charge" on page 27 is revised by replacing the second and third sentences with the following sentences:

       The Distributor pays dealers of record commissions on those non-retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.







October 18, 1996                                                 PS0860.004

OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
(formerly Oppenheimer Intermediate Tax-Exempt Fund)
Supplement dated October 18, 1996
to the Prospectus dated February 1, 1996


     The second paragraph in the section captioned "Class A
Contingent Deferred Sales Charge" on page 27 is revised by replacing the second and third sentences with the following sentences:

       The Distributor pays dealers of record commissions on those non-retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                 PS0860.002